Segment information (Details) $ in Millions	3 Months Ended								12 Months Ended
	Dec. 31, 2015 USD ($)	Sep. 30, 2015 USD ($)	Jun. 30, 2015 USD ($)	Mar. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)	Sep. 30, 2014 USD ($)	Jun. 30, 2014 USD ($)	Mar. 31, 2014 USD ($)	Dec. 31, 2015 USD ($) group_presidents segments	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)
Segment Reporting Information
Number of group presidents | group_presidents									5
Number of operating segments | segments									6
Useful life to amortize goodwill for segment assets									20 years
Reportable Segments
Sales and revenues	$ 11,030	$ 10,962	$ 12,317	$ 12,702	$ 14,244	$ 13,549	$ 14,150	$ 13,241	$ 47,011	$ 55,184	$ 55,656
Depreciation and amortization									3,046	3,163	3,087
Consolidated profit before taxes									3,439	3,152	9,371
Segment assets	78,342				84,498				78,342	84,498	84,755
Capital expenditures									$ 3,261	3,379	4,446
All Other operating segments
Segment Reporting Information
Number of group presidents | group_presidents									1
Number of smaller operating segments led by Group President | segments									2
Reportable Segments
Sales and revenues									$ 203	236	273
Depreciation and amortization									205	187	199
Consolidated profit before taxes									(75)	19	2
Segment assets	1,405				1,548				1,405	1,548	1,550
Capital expenditures									169	192	149
Reportable Segments Including Intersegment Eliminations
Reportable Segments
Sales and revenues									$ 50,451	59,281	59,109
Reportable segments
Segment Reporting Information
Number of operating segments led by Group Presidents | segments									3
Number of operating segments led by Group president responsible for corporate services | segments									1
Number of reportable segments | segments									4
Reportable Segments
Sales and revenues									$ 47,133	55,343	55,710
Depreciation and amortization									2,686	2,837	2,728
Consolidated profit before taxes									6,065	7,886	7,563
Segment assets	59,605				62,826				59,605	62,826	64,871
Capital expenditures									2,913	3,027	3,836
Intersegment Eliminations
Reportable Segments
Sales and revenues									3,318	3,938	3,399
Machinery, Energy & Transportation | Reportable Segments Including Intersegment Eliminations
Reportable Segments
Sales and revenues									47,373	55,968	55,885
Machinery, Energy & Transportation | Reportable segments
Reportable Segments
Sales and revenues									44,055	52,030	52,486
Depreciation and amortization									1,838	1,952	1,939
Consolidated profit before taxes									5,256	6,985	6,573
Segment assets	23,876				25,857				23,876	25,857	27,931
Capital expenditures									1,448	1,393	2,030
Machinery, Energy & Transportation | Intersegment Eliminations
Reportable Segments
Sales and revenues									3,318	3,938	3,399
Construction Industries | Reportable Segments Including Intersegment Eliminations
Reportable Segments
Sales and revenues									17,906	20,714	19,825
Construction Industries | Reportable segments
Reportable Segments
Sales and revenues									17,797	20,590	19,690
Depreciation and amortization									563	599	588
Consolidated profit before taxes									1,865	2,133	1,341
Segment assets	6,176				7,342				6,176	7,342	8,447
Capital expenditures									276	447	736
Construction Industries | Intersegment Eliminations
Reportable Segments
Sales and revenues									109	124	135
Resource Industries | Reportable Segments Including Intersegment Eliminations
Reportable Segments
Sales and revenues									8,071	9,562	12,397
Resource Industries | Reportable segments
Reportable Segments
Sales and revenues									7,739	9,134	12,015
Depreciation and amortization									585	657	661
Consolidated profit before taxes									1	565	1,669
Segment assets	8,931				9,854				8,931	9,854	10,641
Capital expenditures									303	277	464
Resource Industries | Intersegment Eliminations
Reportable Segments
Sales and revenues									332	428	382
Energy & Transportation | Reportable Segments Including Intersegment Eliminations
Reportable Segments
Sales and revenues									21,396	25,692	23,663
Energy & Transportation | Reportable segments
Reportable Segments
Sales and revenues									18,519	22,306	20,781
Depreciation and amortization									690	696	690
Consolidated profit before taxes									3,390	4,287	3,563
Segment assets	8,769				8,661				8,769	8,661	8,843
Capital expenditures									869	669	830
Energy & Transportation | Intersegment Eliminations
Reportable Segments
Sales and revenues									2,877	3,386	2,882
Financial Products Segment | Reportable Segments Including Intersegment Eliminations
Reportable Segments
Sales and revenues									3,078	3,313	3,224
Financial Products Segment | Reportable segments
Reportable Segments
Sales and revenues									3,078	3,313	3,224
Depreciation and amortization									848	885	789
Consolidated profit before taxes									809	901	990
Segment assets	$ 35,729				$ 36,969				35,729	36,969	36,940
Capital expenditures									1,465	1,634	1,806
Financial Products Segment | Intersegment Eliminations
Reportable Segments
Sales and revenues									$ 0	$ 0	$ 0